Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 3
Prospectus Date	rr_ProspectusDate	Dec. 28, 2016
Supplement [Text Block]	pip03_SupplementTextBlock
Prudential Investment Portfolios 3

Prudential Real Assets Fund

(the “Fund”)

Supplement dated December 7, 2017 to the
Currently Effective Summary Prospectus, Statutory Prospectus and
Statement of Additional Information (“SAI”) of the Fund

The Board of Trustees of the Fund recently approved the replacement of CoreCommodity Management, LLC (“CoreCommodity”) as a subadviser to the Fund’s investments in the commodity asset class with Quantitative Management Associates LLC (“QMA”). This change is expected to become effective on or about April 2, 2018.

To reflect the change in subadviser for the Fund, effective on or about April 2, 2018, the Fund’s Summary Prospectus and Prospectus are revised as follows:

I.	The fifth and sixth paragraphs of the section of the Summary Prospectus and Prospectus entitled “Investments, Risks and Performance” are hereby deleted in their entirety and replaced with the following:

Commodity Asset Class. The Fund gains exposure to the commodities asset class through investment of the Fund’s assets directly or in the Cayman Subsidiary. The manager has retained Quantitative Management Associates LLC (QMA) to serve as subadviser for the commodity asset class. Their strategy seeks to generate returns over a market cycle in excess of the Bloomberg Commodity Index using a systematic, factor-based investment process.

The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Cayman Subsidiary. The Fund may invest up to 25% of the Fund’s total assets in the Cayman Subsidiary. The Cayman Subsidiary may invest in commodity investments without limit. The Fund invests in the Cayman Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Cayman Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund. The Fund and the Cayman Subsidiary will test for compliance with certain investment restrictions and limitations on a consolidated basis. If QMA, as asset allocator, directs more than approximately 25% of the Fund’s total assets to the commodity asset class, then QMA may invest the Fund’s assets directly. The Fund may obtain exposure to commodity markets by investing directly in commodity-linked structured notes (CLNs), ETFs and exchange traded notes (ETNs) whose returns are linked to commodities or commodity indices within the limits of applicable tax law.

Prudential Real Assets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pip03_SupplementTextBlock
Prudential Investment Portfolios 3

Prudential Real Assets Fund

(the “Fund”)

Supplement dated December 7, 2017 to the
Currently Effective Summary Prospectus, Statutory Prospectus and
Statement of Additional Information (“SAI”) of the Fund

The Board of Trustees of the Fund recently approved the replacement of CoreCommodity Management, LLC (“CoreCommodity”) as a subadviser to the Fund’s investments in the commodity asset class with Quantitative Management Associates LLC (“QMA”). This change is expected to become effective on or about April 2, 2018.

To reflect the change in subadviser for the Fund, effective on or about April 2, 2018, the Fund’s Summary Prospectus and Prospectus are revised as follows:

I.	The fifth and sixth paragraphs of the section of the Summary Prospectus and Prospectus entitled “Investments, Risks and Performance” are hereby deleted in their entirety and replaced with the following:

Commodity Asset Class. The Fund gains exposure to the commodities asset class through investment of the Fund’s assets directly or in the Cayman Subsidiary. The manager has retained Quantitative Management Associates LLC (QMA) to serve as subadviser for the commodity asset class. Their strategy seeks to generate returns over a market cycle in excess of the Bloomberg Commodity Index using a systematic, factor-based investment process.

The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Cayman Subsidiary. The Fund may invest up to 25% of the Fund’s total assets in the Cayman Subsidiary. The Cayman Subsidiary may invest in commodity investments without limit. The Fund invests in the Cayman Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Cayman Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund. The Fund and the Cayman Subsidiary will test for compliance with certain investment restrictions and limitations on a consolidated basis. If QMA, as asset allocator, directs more than approximately 25% of the Fund’s total assets to the commodity asset class, then QMA may invest the Fund’s assets directly. The Fund may obtain exposure to commodity markets by investing directly in commodity-linked structured notes (CLNs), ETFs and exchange traded notes (ETNs) whose returns are linked to commodities or commodity indices within the limits of applicable tax law.